[GRAPHIC OMITTED]

                           MFS INVESTMENT MANAGEMENT
             500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                 (617) 954-5000



                                        August 1, 2002

VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

     Re: MFS Series Trust I (the "Trust") (File Nos. 33-7638 and 811-4777) on Behalf of MFS(R)Cash Reserve Fund, MFS(R)Strategic Growth Fund, MFS(R)Value Fund, MFS(R)New Discovery Fund and MFS(R)Research International Fund (the "Funds")

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and Statements of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 40 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on July 30, 2002.

     Please call the undersigned or Karen Ray at (617) 954-5000 or (800) 343-2829 with any questions you may have.

                                        Very truly yours,




                                        JAMES F. DESMARAIS
                                        James F. DesMarais
                                        Assistant General Counsel

JFD/bjn